N-2 - shares		Jun. 05, 2024	May 28, 2024
Cover [Abstract]
Entity Central Index Key		0001528437
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Municipal 2030 Target Term Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	[1]		65,611,952
BlackRock Core Bond Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001160864
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Core Bond Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			54,038,431
Black Rock Corporate High Yield Fund Inc [Member]
Cover [Abstract]
Entity Central Index Key		0001222401
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Corporate High Yield Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			143,621,914
Black Rock Debt Strategies Fund Inc [Member]
Cover [Abstract]
Entity Central Index Key		0001051003
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Debt Strategies Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			46,705,461
BlackRock Enhanced Equity Dividend Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001332283
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Enhanced Equity Dividend Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			186,135,109
BlackRock Floating Rate Income Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001287480
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Floating Rate Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			22,495,852
BlackRock Health Sciences Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001314966
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Health Sciences Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			13,943,973
Black Rock Income Trust Inc [Member]
Cover [Abstract]
Entity Central Index Key		0000832327
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Income Trust, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			21,307,672
Black Rock Investment Quality Municipal Trust Inc [Member]
Cover [Abstract]
Entity Central Index Key		0000894242
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Investment Quality Municipal Trust, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	[1]		17,205,846
BlackRock Limited Duration Income Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001233681
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Limited Duration Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			35,722,847
BlackRock MultiSector Income Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001562818
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Multi-Sector Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			38,026,252
Black Rock MuniAssets Fund Inc [Member]
Cover [Abstract]
Entity Central Index Key		0000901243
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock MuniAssets Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	[1]		38,445,935
BlackRock Municipal Income Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001137393
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Municipal Income Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	[1]		43,854,836
BlackRock Municipal Income Trust II [Member]
Cover [Abstract]
Entity Central Index Key		0001176194
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Municipal Income Trust II
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	[1]		47,727,056
BlackRock Science and Technology Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001616678
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Science and Technology Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			34,720,019
BlackRock Taxable Municipal Bond Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001493683
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Taxable Municipal Bond Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			61,792,514
Black Rock Utilities Infrastructure Power Opportunities Trust [Member]
Cover [Abstract]
Entity Central Index Key		0001528988
Amendment Flag		false
Document Type		DEF 14A
Entity Registrant Name		BlackRock Utilities, Infrastructure & Power Opportunities Trust
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]			22,475,424

[1]	Denotes a Preferred Fund.